Cost of sales (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of cost of sales before impairment of non-current assets [Abstract]
Disclosure of detailed information about cost of sales of non current assets [text Block]
	2018	2017	2016
Variable costs
Imported products (1)	11,809,529	11,637,419	12,049,477
Purchases of hydrocarbons – ANH (2)	5,667,567	4,338,576	3,178,199
Depreciation, amortization and depletion	5,064,518	5,765,186	5,333,245
Purchases of crude in association and concession	3,820,746	2,240,704	1,517,829
Process materials	968,884	889,122	608,535
Hydrocarbon transport services	696,964	665,714	783,307
Electric energy	662,297	561,424	618,675
Purchases of other products and gas	632,509	488,056	519,884
Taxes and contributions (3)	441,207	449,959	478,332
Services contracted in associations	260,207	195,689	305,326
Others (4)	(186,087)	(663,916)	(432,694)
	29,838,341	26,567,933	24,960,115
Fixed costs
Depreciation and amortization	2,555,176	2,366,849	2,050,739
Maintenance	2,260,984	2,038,970	1,998,128
Labor costs	2,105,803	1,815,213	1,571,511
Services contracted	1,796,354	1,414,056	1,083,176
Services contracted in associations	1,040,221	1,008,336	1,260,470
Materials and operating supplies	565,601	468,205	333,258
Taxes and contributions (3)	393,690	343,505	391,032
Hydrocarbon transport services	261,237	333,671	157,463
General costs	366,972	551,587	445,531
	11,346,038	10,340,392	9,291,308
	41,184,379	36,908,325	34,251,423

(1)	Imported products correspond mainly to diesel fuel and diluent to facilitate the transport of heavy crude oil.

(2)
Corresponds to purchases of crude oil by Ecopetrol from the National Hydrocarbons Agency (ANH) derived from national production, both of the Ecopetrol Business Group in direct operation and of third parties.

(3)	Includes gas royalties paid and carbon tax.

(4)	Corresponds to the capitalization of the inventory, product of the costing and valuation process, since the concepts that make up the cost of sales are recognized for the entire amount incurred.